SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT (Details) - USD ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017
LONG-TERM DEBT
Other Long-term Debt		$ 3,717	$ 5,460
Long-term Debt, Current Maturities		(1,772)	(1,676)
Long-term Debt, Excluding Current Maturities		$ 20,863	$ 18,038
Long-term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.50%	2.60%
1.60% USD note due November 2018
LONG-TERM DEBT
Notes Payable, Noncurrent		$ 1,000	$ 1,000
1.75% USD note due October 2019
LONG-TERM DEBT
Notes Payable, Noncurrent		600	0
1.90% USD note due November 2019
LONG-TERM DEBT
Notes Payable, Noncurrent		550	550
0.28% JPY note due May 2020
LONG-TERM DEBT
Notes Payable, Noncurrent		903	894
1.90% USD note due October 2020
LONG-TERM DEBT
Notes Payable, Noncurrent		600	0
4.13% EUR note due December 2020
LONG-TERM DEBT
Notes Payable, Noncurrent		698	686
9.36% ESOP debentures due 2018-2021 (1)
LONG-TERM DEBT
Notes Payable, Noncurrent	[2]	327	417
1.85% USD note due February 2021
LONG-TERM DEBT
Notes Payable, Noncurrent		600	600
1.70% USD note due November 2021
LONG-TERM DEBT
Notes Payable, Noncurrent		875	875
2.00% EUR note due November 2021
LONG-TERM DEBT
Notes Payable, Noncurrent		873	858
2.30% USD note due February 2022
LONG-TERM DEBT
Notes Payable, Noncurrent		1,000	1,000
2.15% USD note due August 2022
LONG-TERM DEBT
Notes Payable, Noncurrent		1,250	0
2.00% EUR note due August 2022
LONG-TERM DEBT
Notes Payable, Noncurrent		1,164	1,144
3.10% USD note due August 2023
LONG-TERM DEBT
Notes Payable, Noncurrent		1,000	1,000
1.13% EUR note due November 2023
LONG-TERM DEBT
Notes Payable, Noncurrent		1,455	1,430
0.50% EUR note due October 2024
LONG-TERM DEBT
Notes Payable, Noncurrent		582	0
2.70% USD note due February 2026
LONG-TERM DEBT
Notes Payable, Noncurrent		600	600
2.45% USD note due November 2026
LONG-TERM DEBT
Notes Payable, Noncurrent		875	875
4.88% EUR note due May 2027
LONG-TERM DEBT
Notes Payable, Noncurrent		1,164	1,144
2.85% USD note due August 2027
LONG-TERM DEBT
Notes Payable, Noncurrent		750	0
1.25% EUR note due October 2029
LONG-TERM DEBT
Notes Payable, Noncurrent		582	0
5.55% USD note due March 2037
LONG-TERM DEBT
Notes Payable, Noncurrent		763	1,130
3.50% USD note due October 2047
LONG-TERM DEBT
Notes Payable, Noncurrent		600	0
Capital Lease Obligations
LONG-TERM DEBT
Other Long-term Debt		$ 107	$ 51

[1]	Long-term weighted average interest rates include the effects of interest rate swaps discussed in Note 9.
[2]	Debt issued by the ESOP is guaranteed by the Company and is recorded as debt of the Company, as discussed in Note 8.